Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue

Revenues disaggregated by major revenue streams and timing of revenue recognition for the three months ended March 31, 2025 and 2024 are disclosed in the table below:

	For the three months ended
	March 31,
	2025	2024
Over time:
Golf operations – annual subscription green fees	$34,166	$74,223

Point in time:
Golf operations – one-time green fees	994,774	1,146,658
Sales of food and beverage	225,803	245,261
Sales of merchandise	44,504	51,092
Ancillary revenue	29,124	36,401
	1,294,205	1,479,412

	$1,328,371	$1,553,635

Revenues disaggregated by major revenue streams and timing of revenue recognition for the years months ended December 31, 2024, 2023 and 2022 are disclosed in the table below:

	Years ended December 31
	2024	2023	2022
Over time:
Golf operations – annual subscription green fees	$303,542	$168,723	$230,874

Point in time:
Golf operations – one-time green fees	2,139,636	2,475,133	2,079,741
Sales of food and beverage	648,738	682,281	517,694
Sales of merchandise	115,262	138,450	99,366
Ancillary revenue	91,183	90,125	80,979
	2,994,819	3,385,989	2,777,780

	$3,298,361	$3,554,712	$3,008,654